Property, Plant and Equipment	12 Months Ended
Feb. 28, 2022
Disclosure of property, plant and equipment [text block] [Abstract]
Property, plant and equipment

5. PROPERTY, PLANT AND EQUIPMENT

Figures in Rand thousands	Land and Property	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in- Progress[1]	Capitalized telematics devices – Uninstalled[1]	Capitalized telematics devices - Installed	Construction in progress	Total

At February 28, 2022
Owned assets
Cost	141,873	132,870	100,299	138,405	173,871	2,039,265	4,166	2,730,749
Accumulated depreciation	(21,858)	(101,426)	(50,932)	-	-	(1,268,141)	-	(1,442,357)
Carrying value	120,015	31,444	49,367	138,405	173,871	771,124	4,166	1,288,392

Right-of-use-assets
Cost	112,516	43,435	20,586	-	-	-	-	176,537
Accumulated depreciation	(48,128)	(10,927)	(15,215)	-	-	-	-	(74,270)
Carrying value	64,388	32,508	5,371	-	-	-	-	102,267

Total	184,403	63,952	54,738	138,405	173, 871	771,124	4,166	1,390,659

At February 28, 2021
Owned assets
Cost	35,824	92,314	58,450	104,475	116,422	1,842,405	-	2,249,890
Accumulated depreciation	(18,082)	(72,163)	(33,180)	-	-	(1,080,972)	-	(1,204,397)
Carrying value	17,742	20,151	25,270	104,475	116,422	761,433	-	1,045,493

Right-of-use-assets
Cost	89,840	54,396	19,109	-	-	-	-	163,345
Accumulated depreciation	(37,207)	(20,403)	(14,036)	-	-	-	-	(71,646)
Carrying value	52,633	33,993	5,073	-	-	-	-	91,699

Total	70,375	54,144	30,343	104,475	116,422	761,433	-	1,137,192

Reconciliation of the carrying value of property, plant and equipment

Figures in Rand thousands	Land and Property	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in- Progress[1]	Capitalized telematics devices – Uninstalled[1]	Capitalized telematics devices - Installed	Construction in progress	Total

At February 28, 2022
Owned assets
Beginning balance	17,742	20,151	25,270	104,475	116,422	761,433	-	1,045,493
Acquisition of subsidiary	110,000	45	261	-	-	-	4,166	114,472
Additions	3,152	5,940	43,339	212,940	56,857 [3]	230,406	-	552,634
Transfer	-	-	-	(179,010)	(47,825)	226,835	-	-
Disposals	(108)	(27)	(470)	-	-	(2,391)	-	(2,996)
Depreciation	(4,992)	(9,023)	(14,798)	-	-	(384,058)	-	(412,871)
Reclassification (to)/ from right-of-use assets	(5,816)	14,620	(4,649)	-	-	-	-	4,155
Reclassification [2]	-	-	-	-	50,355	(50,355)	-	-
Translation adjustments	37	(262)	414	-	(1,938)	(10,746)	-	(12,495)
Ending balance	120,015	31,444	49,367	138,405	173,871	771,124	4,166	1,288,392

Right-of-use assets
Beginning balance	52,633	33,993	5,073	-	-	-	-	91,699
Additions	38,859	25,183	132	-	-	-	-	64,174
Transfer	(3,798)	3,629	169	-	-	-	-	-
Disposals	(146)	(528)	(20)	-	-	-	-	(694)
Depreciation	(26,948)	(14,123)	(4,339)	-	-	-	-	(45,410)
Reclassification from/(to) owned assets	5,816	(14,620)	4,649	-	-	-	-	(4,155)
Translation adjustments	(2,028)	(1,026)	(293)	-	-	-	-	(3,347)
Ending balance	64,388	32,508	5,371	-	-	-	-	102,267

Total	184,403	63,952	54,738	138,405	173,871	771,124	4,166	1,390,659

Figures in Rand thousands	Land and Property	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in- Progress[1]	Capitalized telematics devices – Uninstalled[1]	Capitalized telematics devices - Installed	Construction in progress	Total

At February 28, 2021
Owned assets
Beginning balance	7,471	6,931	-	-	-	708,881	-	723,283
Reclassification from inventory[1]	-	-	-	91,483	60,133	-	-	151,616
Additions	14,841	2,437	15,381	242,116	18,382	184,879	-	478,036
Transfer	-	-	-	(229,124)	38,394	190,730	-	-
Disposals	-	(5,548)	(364)	-	-	(7,259)	-	(13,171)
Depreciation	(3,984)	(2,389)	(4,043)	-	-	(312,549)	-	(322,965)
Reclassification from right-of-use assets	-	17,304	14,296	-	-	-	-	31,600
Translation adjustments	(586)	1,416	-	-	(487)	(3,249)	-	(2,906)
Ending balance	17,742	20,151	25,270	104,475	116,422	761,433	-	1,045,493

Right-of-use assets
Beginning balance	43,333	59,838	28,052	-	-	-	-	131,223
Additions	33,149	12,923	-	-	-	-	-	46,072
Disposals	(1,521)	-	-	-	-	-	-	(1,521)
Depreciation	(22,373)	(19,400)	(8,198)	-	-	-	-	(49,971)
Reclassification to owned assets	-	(17,304)	(14,296)	-	-	-	-	(31,600)
Translation adjustments	45	(2,064)	(485)	-	-	-	-	(2,504)
Ending balance	52,633	33,993	5,073	-	-	-	-	91,699

Total	70,375	54,144	30,343	104,475	116,422	761,433	-	1,137,192

[1]	The Group has capitalized telematics devices designated for installation in customer vehicles which were historically accounted for as inventory. During the financial year ended February 28, 2021, the Group revised the classification of the telematic devices to property, plant and equipment (in the categories Capitalized telematic devices – uninstalled and Capitalized telematic devices – work-in-progress), since they represent tangible items that are held for use in the supply of services, and are expected to be used for more than one period. The reclassification was corrected prospectively as the impact to comparative amounts is not material.

[2]	During the financial year ended February 28, 2022, the Group has reclassified Capitalized telematics devices - Installed to Capitalized telematics devices - Uninstalled of ZAR 50.4 million to better reflect the underlying nature of these assets. The reclassification was corrected prospectively as the impact to the prior period is not material.

[3]	Amount is net of the provision for unconverted motor dealership units amounting to ZAR 13.3 million.